Average Annual Total Returns	12 Months Ended	23 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.31%	21.21%
Milliman - Capital Group Hedged U.S. Growth Fund - Class 3
Prospectus [Line Items]
Average Annual Return, Percent	8.05%	9.21%
Performance Inception Date		Feb. 10, 2023
Milliman - Capital Group Hedged U.S. Income and Growth Fund - Class 3
Prospectus [Line Items]
Average Annual Return, Percent	8.72%	7.77%
Performance Inception Date		Feb. 10, 2023